Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost:	$ 504,457	$ 462,383
Accumulated depreciation:	286,663	235,837
Property and equipment, net	217,794	226,546
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost:	43,964	39,914
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	437,035	400,705
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 23,458	$ 21,764